UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    FFM GP, Inc.
Address: 5956 Sherry Lane, Suite 1810
         Dallas, TX  75205

13F File Number:  28-10836

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      G. Houston Hall
Title:     President
Phone:     (214) 706-4340

Signature, Place, and Date of Signing:

      /s/  G. Houston Hall     Dallas, TX     May 10, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     17

Form13F Information Table Value Total:     $60,515 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN DENTAL PARTNERS       COM              025353103     2466   113500 SH       SOLE                   113500        0        0
BPZ ENERGY INC                 COM              055639108     3000   500000 SH       SOLE                   500000        0        0
FOSSIL INC                     COM              349882100     3971   150000 SH       SOLE                   150000        0        0
GENERAL ELECTRIC CO            COM              369604103     2652    75000 SH       SOLE                    75000        0        0
GENITOPE CORP                  COM              37229P507       71    17000 SH  CALL SOLE                        0        0        0
GENITOPE CORP                  COM              37229P507      257    62000 SH       SOLE                    62000        0        0
HAMPSHIRE GROUP LTD            COM              408859106        6      400 SH       SOLE                      400        0        0
MESA AIR GROUP INC             COM              590479101     3765   500000 SH       SOLE                   500000        0        0
NOVASTAR FINL INC              COM              669947400      250    50000 SH       SOLE                    50000        0        0
NOVASTAR FINL INC              COM              669947400     1321   264100 SH  PUT  SOLE                   264100        0        0
PALOMAR MED TECHNOLOGIES INC   COM NEW          697529303      673    16857 SH       SOLE                    16857        0        0
PROGRESSIVE CORP OHIO          COM              743315103     1364    62500 SH       SOLE                    62500        0        0
REPUBLIC AWYS HLDGS INC        COM              760276105    17220   750000 SH       SOLE                   750000        0        0
RETAIL VENTURES INC            COM              76128Y102     7570   359600 SH       SOLE                   359600        0        0
RYERSON INC                    COM              78375P107     9905   250000 SH       SOLE                   250000        0        0
RYERSON INC                    COM              78375P107     5289   133500 SH  CALL SOLE                        0        0        0
SILVERLEAF RESORTS INC         COM              828395103      735   158100 SH       SOLE                   158100        0        0